Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000226137
Shareholder Report [Line Items]
Fund Name	Monarch Ambassador Income Index ETF
Trading Symbol	MAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 124,021,411
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 802,425
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$124,021,411
Number of Portfolio Holdings	10
Advisory Fee (net of recoupments)	$802,425
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Commodity	6.1%
Fixed Income	93.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MBS ETF	18.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.2%
iShares 7-10 Year Treasury Bond ETF	13.8%
iShares Core U.S. Aggregate Bond ETF	12.5%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares 20+ Year Treasury Bond ETF	6.3%
Invesco Taxable Municipal Bond	6.2%
iShares Gold Trust	6.1%
SPDR Bloomberg Convertible Securities ETF	6.1%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

C000226138
Shareholder Report [Line Items]
Fund Name	Monarch Blue Chips Core Index ETF
Trading Symbol	MBCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,512,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 968,793
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$128,512,442
Number of Portfolio Holdings	24
Advisory Fee (net of recoupments)	$968,793
Portfolio Turnover	75%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	3.7%
Real Estate	4.0%
Consumer Staples	4.5%
Industrials	8.5%
Consumer Discretionary	12.3%
Communications	13.4%
Health Care	17.0%
Technology	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	4.8%
Visa, Inc., Class A	4.7%
General Electric Company	4.7%
Netflix, Inc.	4.6%
Amgen, Inc.	4.5%
Mastercard, Inc., Class A	4.5%
Costco Wholesale Corporation	4.5%
McDonald's Corporation	4.3%
Amazon.com, Inc.	4.2%

S000246990
Shareholder Report [Line Items]
Fund Name	Monarch Dividend Plus Index ETF
Trading Symbol	MDPL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 6, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$125	1.24%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,194,912
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 323,666
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,194,912
Number of Portfolio Holdings	30
Advisory Fee	$323,666
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Industrials	3.3%
Financials	3.5%
Energy	6.7%
Materials	9.8%
Health Care	10.2%
Technology	13.1%
Consumer Discretionary	13.3%
Communications	13.4%
Consumer Staples	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nexstar Media Group, Inc.	3.7%
Willis Towers Watson PLC	3.4%
Merck & Company, Inc.	3.4%
Elevance Health, Inc.	3.4%
Cigna Group (The)	3.4%
Genuine Parts Company	3.4%
Diamondback Energy, Inc.	3.4%
Molson Coors Beverage Company, Class B	3.4%
Bunge Global SA	3.4%
Interpublic Group of Companies, Inc. (The)	3.3%

C000226139
Shareholder Report [Line Items]
Fund Name	Monarch ProCap Index ETF
Trading Symbol	MPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 182,565,144
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,244,804
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,565,144
Number of Portfolio Holdings	9
Advisory Fee	$1,244,804
Portfolio Turnover	118%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	49.4%
Fixed Income	50.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.4%
Health Care Select Sector SPDR Fund	10.0%
Communication Services Select Sector SPDR Fund	9.8%
Consumer Staples Select Sector SPDR Fund	5.2%
Real Estate Select Sector SPDR Fund	5.1%
Financial Select Sector SPDR Fund	5.0%
Industrial Select Sector SPDR Fund	4.9%
Technology Select Sector SPDR Fund	4.8%
Consumer Discretionary Select Sector SPDR Fund	4.6%

C000246991
Shareholder Report [Line Items]
Fund Name	Monarch Select Subsector Index ETF
Trading Symbol	MSSS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 6, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$113	1.08%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,521,411
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 573,667
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,521,411
Number of Portfolio Holdings	10
Advisory Fee	$573,667
Portfolio Turnover	172%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco KBW Property & Casualty ETF	10.6%
SPDR S&P Insurance ETF	10.5%
iShares U.S. Medical Devices ETF	10.2%
Communication Services Select Sector SPDR Fund	10.1%
iShares U.S. Healthcare Providers ETF	10.1%
SPDR S&P Pharmaceuticals ETF	10.1%
Invesco Leisure & Entertainment ETF	9.8%
SPDR S&P Aerospace & Defense ETF	9.8%
SPDR S&P Semiconductor ETF	9.4%
SPDR S&P Software & Services ETF	9.2%

C000246992
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Dividend Tree Index ETF
Trading Symbol	MVFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 6, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$123	1.19%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,408,572
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 394,692
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,408,572
Number of Portfolio Holdings	40
Advisory Fee	$394,692
Portfolio Turnover	264%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	2.5%
Energy	2.7%
Consumer Staples	7.4%
Technology	7.6%
Health Care	8.6%
Industrials	9.5%
Financials	12.1%
Communications	12.2%
Materials	13.2%
Consumer Discretionary	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Molson Coors Beverage Company, Class B	3.5%
Ryerson Holding Corporation	3.5%
Tapestry, Inc.	3.2%
Gilead Sciences, Inc.	3.1%
A10 Networks, Inc.	3.0%
American Vanguard Corporation	2.9%
Bristol-Myers Squibb Company	2.8%
eBay, Inc.	2.8%
Zurn Elkay Water Solutions Corporation	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.7%

C000246993
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Global Unconstrained Index ETF
Trading Symbol	MVFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 6, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$115	1.14%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 83,782,053
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 456,998
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,782,053
Number of Portfolio Holdings	24
Advisory Fee	$456,998
Portfolio Turnover	367%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares U.S. Aerospace & Defense ETF	5.1%
Real Estate Select Sector SPDR Fund	4.9%
Invesco S&P SmallCap Momentum ETF	4.6%
iShares U.S. Utilities ETF	4.6%
iShares MSCI EAFE Min Vol Factor ETF	4.5%
Global X Lithium & Battery Tech ETF	4.4%
Invesco S&P 500 High Dividend Low Volatility ETF	4.2%
First Trust Value Line Dividend Index Fund	4.2%
ARK Next Generation Internet ETF	4.2%
Vanguard Extended Market ETF	4.1%